Not FDIC Insured May Lose Value No Bank Guarantee
TLTEI-Q1PH

Schedule of Investments
(unaudited)
Templeton Emerging Markets Income Fund 2
Notes to Schedule of Investments 10

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited), March 31, 2022
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry Shares a Value
a
Common Stocks 1.6%
South Africa 1.6%
a,b,c
K2016470219 South Africa Ltd., A .... Multiline Retail 93,760,463 $ —
a,b,c
K2016470219 South Africa Ltd., B .... Multiline Retail 161,018,517 —
b,d
Platinum Group Metals Ltd., (USD
Traded), 144A ................. Metals & Mining 48,837 105,467
b
Platinum Group Metals Ltd., (USD
Traded) ...................... Metals & Mining 469,750 991,173
a,b,c
Platinum Group Metals Ltd., (CAD
Traded) ...................... Metals & Mining 2,359,882 4,653,708
5,750,348
Total Common Stocks (Cost $5,513,828) .......................................
5,750,348
Warrants
a a a a a
Warrants 0.0%
Mexico 0.0%
a,b
Corp. GEO SAB de CV , 12/30/27 .... Household Durables 346,196 —
Total Warrants (Cost $–) ......................................................
—
Principal
Amount
*
Convertible Bonds 0.1%
Bermuda 0.1%
d,e,f
Digicel Group Holdings Ltd., Sub. Bond,
144A, PIK, 7%, Perpetual ......... Wireless Telecommunication Services 551,751 423,103
Total Convertible Bonds (Cost $136,313) .......................................
423,103
Corporate Bonds 3.9%
Bermuda 0.1%
d,e
Digicel Group Holdings Ltd., Senior
Note, 144A, PIK, 8%, 4/01/25 ...... Wireless Telecommunication Services 364,639 315,064
Costa Rica 3.8%
a,c
Reventazon Finance Trust, Senior
Secured Bond, 144A, 8%, 11/15/33 . Diversified Financial Services 12,070,080 13,142,754
South Africa 0.0%
a,d,e
K2016470219 South Africa Ltd. ,
Senior Secured Note, 144A, PIK, 3%,
12/31/22 ..................... Multiline Retail 8,005,170 —
Senior Secured Note, 144A, PIK, 8%,
12/31/22 ..................... Multiline Retail 2,775,095 EUR —
a,d,e
K2016470260 South Africa Ltd., Senior
Secured Note, 144A, PIK, 25%,
12/31/22 ..................... Multiline Retail 54,905,869 —
—
Total Corporate Bonds (Cost $46,793,174) ......................................
13,457,818
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 85.8%
Argentina 6.0%
g
Argentina BONCER ,
Index Linked, 1.3%, 9/20/22 ....... 28,838,628 ARS 154,718
Index Linked, 1.4%, 3/25/23 ....... 187,109,768 ARS 1,007,645
Index Linked, 1.5%, 3/25/24 ....... 199,214,111 ARS 1,058,470

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Argentina (continued)
Argentina Government Bond ,
15.5%, 10/17/26 ................ 354,647,000 ARS $ 765,281
Senior Bond, 0.125%, 7/09/35 ..... 34,512,222 10,566,262
Senior Note, 1%, 7/09/29 ......... 2,693,610 926,790
Senior Note, 0.125%, 7/09/30 ...... 18,837,775 6,357,937
20,837,103
Brazil 4.4%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/25 .................. 10,150,000 BRL 2,065,028
10%, 1/01/29 .................. 29,530,000 BRL 5,789,369
10%, 1/01/31 .................. 40,030,000 BRL 7,683,072
15,537,469
Colombia 4.8%
Colombia Government Bond ,
Senior Bond, 4.375%, 3/21/23 ..... 164,000,000 COP 42,564
Senior Bond, 9.85%, 6/28/27 ...... 262,000,000 COP 72,676
Colombia Titulos de Tesoreria ,
B, 7%, 5/04/22 ................. 3,760,700,000 COP 998,578
B, 10%, 7/24/24 ................ 12,274,000,000 COP 3,342,022
B, 7.5%, 8/26/26 ............... 18,845,000,000 COP 4,679,801
B, 6%, 4/28/28 ................. 3,627,000,000 COP 812,759
B, 7.75%, 9/18/30 .............. 29,302,000,000 COP 6,944,469
16,892,869
Dominican Republic 4.5%
d
Dominican Republic Government Bond ,
Senior Bond, Reg S, 6.85%, 1/27/45 14,000,000 13,912,640
Senior Bond, 144A, 4.875%, 9/23/32 2,150,000 1,951,146
15,863,786
Ecuador 9.2%
d
Ecuador Government Bond ,
Senior Bond, 144A, 0.5%, 7/31/35 .. 30,733,500 20,130,750
Senior Bond, 144A, 0.5%, 7/31/40 .. 14,045,250 7,984,865
Senior Note , 144A, 0.5%, 7/31/30 .. 4,972,000 4,134,268
32,249,883
Egypt 4.8%
d
Egypt Government Bond ,
Senior Bond, 144A, 5.875%, 6/11/25 2,930,000 2,894,219
Senior Bond, 144A, 7.625%, 5/29/32 750,000 681,391
Senior Bond, 144A, 7.3%, 9/30/33 .. 3,530,000 3,092,086
Senior Bond, 144A, 8.5%, 1/31/47 .. 1,200,000 1,026,528
Senior Bond, 144A, 7.903%, 2/21/48 290,000 236,377
Senior Bond, 144A, 8.7%, 3/01/49 .. 540,000 463,196
Senior Bond, 144A, 8.875%, 5/29/50 2,270,000 1,971,313
Senior Bond, 144A, 8.75%, 9/30/51 . 1,120,000 968,120
Senior Bond, 144A, 7.5%, 2/16/61 .. 1,130,000 900,859
Senior Note, 144A, 5.25%, 10/06/25 . 4,820,000 4,658,048
16,892,137

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
El Salvador 0.4%
d
El Salvador Government Bond, Senior
Bond, 144A, 7.65%, 6/15/35 ....... 2,650,000 $ 1,260,340
Ethiopia 2.2%
d
Ethiopia Government Bond, Senior
Note, 144A, 6.625%, 12/11/24 ..... 10,520,000 7,648,145
Ghana 6.1%
Ghana Government Bond ,
18.25%, 7/25/22 ................ 5,499,000 GHS 738,896
17.6%, 11/28/22 ................ 670,000 GHS 90,007
20.75%, 1/16/23 ................ 700,000 GHS 96,050
16.5%, 2/06/23 ................ 12,180,000 GHS 1,621,363
19%, 9/18/23 .................. 690,000 GHS 92,625
18.85%, 9/28/23 ................ 24,835,000 GHS 3,325,124
19.25%, 11/27/23 ............... 1,540,000 GHS 205,760
19.25%, 12/18/23 ............... 2,128,000 GHS 283,588
19.75%, 3/25/24 ................ 360,000 GHS 47,765
21.7%, 3/17/25 ................ 14,470,000 GHS 1,971,758
19.25%, 6/23/25 ................ 8,770,000 GHS 1,132,247
19%, 11/02/26 ................. 2,930,000 GHS 367,281
Senior Note, 17.6%, 2/20/23 ...... 12,970,000 GHS 1,740,502
Senior Note, 17.7%, 3/18/24 ...... 58,090,000 GHS 7,467,465
Senior Note, 16.25%, 4/07/25 ...... 1,660,000 GHS 200,825
Senior Note, 18.3%, 3/02/26 ...... 13,500,000 GHS 1,682,104
Senior Note , 18.5%, 1/02/23 ...... 420,000 GHS 56,737
Senior Note, 17.25%, 7/31/23 ...... 1,530,000 GHS 202,110
21,322,207
Indonesia 10.6%
Indonesia Government Bond ,
FR40, 11%, 9/15/25 ............. 26,450,000,000 IDR 2,182,384
FR59, 7%, 5/15/27 .............. 1,445,000,000 IDR 105,528
FR81, 6.5%, 6/15/25 ............ 202,827,000,000 IDR 14,719,179
FR86, 5.5%, 4/15/26 ............ 285,349,000,000 IDR 19,934,713
36,941,804
Mongolia 0.3%
d
Mongolia Government Bond ,
144A, 4.45%, 7/07/31 ............ 400,000 361,594
Senior Note, 144A, 5.125%, 4/07/26 . 200,000 197,851
Senior Note, 144A, 3.5%, 7/07/27 .. 400,000 363,916
923,361
Oman 5.1%
d
Oman Government Bond, Senior Bond,
144A, 4.75%, 6/15/26 ............ 17,920,000 18,038,272
Peru 2.2%
Peru Bonos De Tesoreria , 5.7%, 8/12/24 27,600,000 PEN 7,590,668
South Korea 11.1%
Korea Treasury Bond ,
1.875%, 12/10/24 ............... 26,600,000,000 KRW 21,455,352
Senior Note , 1.75%, 9/10/26 ...... 21,970,000,000 KRW 17,252,042
38,707,394

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Sri Lanka 0.6%
d
Sri Lanka Government Bond ,
Senior Bond, 144A, 6.85%, 11/03/25 940,000 $ 466,588
Senior Bond, 144A, 6.2%, 5/11/27 .. 2,670,000 1,268,250
Senior Bond, 144A, 6.75%, 4/18/28 . 200,000 95,320
Senior Bond, 144A, 7.85%, 3/14/29 . 291,000 141,135
Senior Note, 144A, 5.75%, 4/18/23 .. 200,000 100,088
Senior Note, 144A, 6.35%, 6/28/24 .. 400,000 200,000
2,271,381
Thailand 9.2%
Thailand Government Bond ,
2%, 12/17/22 .................. 26,750,000 THB 812,346
1%, 6/17/27 ................... 620,000,000 THB 18,056,498
Thailand Treasury Bond ,
0.56%, 11/23/22 ................ 38,940,000 THB 1,170,263
0.92%, 3/23/23 ................ 7,990,000 THB 240,821
0.51%, 5/24/23 ................ 12,150,000 THB 364,506
Senior Note , 0.66%, 11/22/23 ...... 389,070,000 THB 11,664,330
32,308,764
Uzbekistan 2.4%
d
Uzbekistan Government Bond, Senior
Note , 144A, 14%, 7/19/24 ........ 107,400,000,000 UZS 8,272,770
Zambia 1.9%
Zambia Government Bond, 14%,
11/23/27 ..................... 182,000,000 ZMW 6,516,535
Total Foreign Government and Agency Securities (Cost $354,138,965) ............
300,074,888
Shares
Escrows and Litigation Trusts 0.0%
a,b
K2016470219 South Africa Ltd., Escrow
Account ...................... 1,140,749 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $406,582,280) ...............................
319,706,157
Short Term Investments 24.5%
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 0.9%
Argentina 0.1%
g,h
Letras de la Nacion Argentina con Ajuste
por CER ,
Index Linked, 5/23/22 ............ 28,926,897 ARS 154,680
Index Linked, 6/30/22 ............ 26,710,565 ARS 144,287
298,967
Thailand 0.8%
h
Thailand Treasury Bills ,
8/04/22 ...................... 31,980,000 THB 959,660
9/01/22 ...................... 31,980,000 THB 959,290

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Short Term Investments
(continued)
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Thailand (continued)
h
Thailand Treasury Bills, (continued)
12/08/22 ..................... 31,980,000 THB $ 957,972
2,876,922
Total Foreign Government and Agency Securities (Cost $3,152,880) ...............
3,175,889
U.S. Government and Agency Securities 12.2%
United States 12.2%
h
U.S. Treasury Bills ,
4/21/22 ...................... 9,700,000 9,699,367
8/25/22 ...................... 33,200,000 33,079,964
42,779,331
Total U.S. Government and Agency Securities (Cost $42,784,132) .................
42,779,331
Industry Shares
Money Market Funds 11.4%
United States 11.4%
i,j
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 39,765,454 39,765,454
Total Money Market Funds (Cost $39,765,454) ..................................
39,765,454
a a a a a
Total Short Term Investments (Cost $85,702,466 ) ................................
85,720,674
a a a
a
Total Investments (Cost $492,284,746) 115.9% ..................................
$405,426,831
Credit Facility (10.3)% ........................................................
(36,000,000)
Other Assets, less Liabilities (5.6)% ...........................................
(19,657,665)
Net Assets 100.0% ...........................................................
$349,769,166
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
b
Non-income producing.
c
See Note 6 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2022, the aggregate value of these securities was $104,263,709, representing 29.8% of net assets.
e
Income may be received in additional securities and/or cash.
f
Perpetual security with no stated maturity date.
g
Redemption price at maturity is adjusted for inflation.
h
The security was issued on a discount basis with no stated coupon rate.
i
See Note 7 regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At March 31, 2022, the Fund had the following forward exchange contracts outstanding. See Note 3.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Russian Ruble ..... JPHQ Buy 87,994,110 785,451 4/01/22 $ 297,553 $ —
Russian Ruble ..... JPHQ Sell 87,994,110 792,740 4/01/22 — (290,265)
Brazilian Real ...... JPHQ Buy 107,795,011 19,670,622 4/04/22 2,966,590 —
Brazilian Real ...... JPHQ Sell 107,795,011 22,487,746 4/04/22 — (149,467)
Chilean Peso ...... CITI Buy 9,710,450,540 11,230,499 4/06/22 1,107,250 —
Chilean Peso ...... CITI Sell 9,710,450,540 12,220,860 4/06/22 — (116,889)
Indian Rupee ...... JPHQ Buy 181,681,200 2,393,061 4/07/22 — (1,399)
Indian Rupee ...... CITI Buy 176,517,700 2,330,267 4/08/22 — (6,953)
Indian Rupee ...... JPHQ Buy 235,005,000 3,097,469 4/08/22 — (4,350)
Chilean Peso ...... GSCO Buy 736,324,832 912,422 4/11/22 22,376 —
Chilean Peso ...... JPHQ Buy 8,813,962,054 10,511,583 4/11/22 678,148 —
Australian Dollar .... HSBK Sell 8,617,983 6,213,825 4/12/22 — (236,052)
Australian Dollar .... JPHQ Sell 17,356,828 12,677,295 4/12/22 — (312,913)
Indian Rupee ...... CITI Buy 212,775,700 2,790,867 4/12/22 7,864 —
Indian Rupee ...... HSBK Buy 1,382,976,200 18,108,894 4/12/22 81,989 —
Indian Rupee ...... HSBK Buy 406,505,377 5,276,070 4/18/22 65,687 —
Brazilian Real ...... MSCO Buy 44,800,000 8,778,805 5/03/22 553,544 —
Chilean Peso ...... GSCO Buy 3,565,313,390 4,375,756 5/03/22 134,601 —
Peruvian Nuevo Sol . JPHQ Buy 6,695,600 1,716,468 5/03/22 96,854 —
Columbian Peso .... MSCO Buy 45,760,000,000 11,552,201 5/04/22 525,645 —
Indian Rupee ...... CITI Buy 1,292,046,400 17,086,041 5/10/22 — (163,993)
Chilean Peso ...... GSCO Buy 5,596,126,574 7,055,305 5/11/22 13,885 —
Chinese Yuan ...... JPHQ Buy 77,431,540 12,097,355 5/11/22 57,805 —
South Korean Won .. JPHQ Buy 24,565,375,190 20,505,493 5/11/22 — (298,580)
South Korean Won .. JPHQ Sell 24,565,375,190 20,132,253 5/11/22 — (74,660)
Chilean Peso ...... GSCO Buy 66,950,000 82,977 5/16/22 1,518 —
Columbian Peso .... JPHQ Buy 65,129,500,000 16,366,252 5/16/22 807,681 —
Indian Rupee ...... HSBK Buy 356,808,577 4,639,481 5/17/22 29,683 —
Russian Ruble ..... MSCO Buy 769,761,600 9,859,258 5/23/22 — (1,041,338)
Russian Ruble ..... MSCO Sell 769,761,600 5,546,711 5/23/22 — (3,271,210)
Russian Ruble ..... JPHQ Buy 89,091,391 985,361 5/25/22 33,175 —
Russian Ruble ..... JPHQ Sell 89,091,391 712,731 5/25/22 — (305,804)
Chinese Yuan ...... BOFA Buy 87,535,240 13,551,354 6/08/22 168,531 —
Chinese Yuan ...... BOFA Buy 73,010,200 11,479,230 6/09/22 — (36,468)
Chinese Yuan ...... CITI Buy 112,858,730 17,472,285 6/09/22 215,868 —
Chinese Yuan ...... JPHQ Buy 43,311,600 6,708,195 6/10/22 79,642 —
Russian Ruble ..... DBAB Buy 415,673,300 5,295,752 6/10/22 — (451,612)
Russian Ruble ..... DBAB Sell 415,673,299 2,945,282 6/10/22 — (1,898,857)
Columbian Peso .... GSCO Buy 81,480,000,000 22,129,278 6/13/22 — (722,608)
Chilean Peso ...... GSCO Buy 9,523,982,493 11,598,082 6/15/22 354,202 —
Chinese Yuan ...... HSBK Buy 56,006,770 8,800,561 6/15/22 — (25,167)
Indian Rupee ...... CITI Buy 273,714,062 3,545,060 6/15/22 25,301 —
Chilean Peso ...... JPHQ Buy 7,344,270,000 8,895,676 6/17/22 317,601 —
Indian Rupee ...... JPHQ Buy 2,204,400,000 28,354,053 6/21/22 384,300 —
Chilean Peso ...... CITI Buy 9,715,940,000 12,047,342 6/28/22 115,373 —
Brazilian Real ...... JPHQ Buy 107,660,000 21,885,672 7/05/22 117,490 —
Chinese Yuan ...... CITI Buy 51,389,220 7,973,749 7/12/22 68,724 —
Chinese Yuan ...... HSBK Buy 55,642,500 8,655,327 7/18/22 50,855 —
South Korean Won .. JPHQ Buy 1,860,000,000 1,555,574 7/21/22 — (24,772)
South Korean Won .. JPHQ Sell 1,860,000,000 1,525,278 7/21/22 — (5,525)

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At March 31, 2022, the Fund had the following interest rate swap contracts outstanding. See Note 3.
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Indian Rupee ...... JPHQ Buy 181,168,300 2,379,098 7/27/22 $ — $ (26,176)
Chilean Peso ...... GSCO Buy 3,111,265,884 3,706,977 8/08/22 158,774 —
Chinese Yuan ...... JPHQ Buy 33,109,970 5,178,142 8/22/22 — (4,259)
Russian Ruble ..... JPHQ Buy 159,301,900 1,993,884 8/24/22 — (74,443)
Russian Ruble ..... JPHQ Sell 159,301,900 1,054,979 8/24/22 — (864,462)
Russian Ruble ..... MSCO Buy 476,641,100 5,513,489 8/24/22 229,598 —
Russian Ruble ..... MSCO Sell 476,641,100 3,196,498 8/24/22 — (2,546,589)
Russian Ruble ..... DBAB Buy 242,426,000 3,018,628 9/15/22 — (166,370)
Russian Ruble ..... DBAB Sell 242,426,000 1,729,374 9/15/22 — (1,122,883)
Australian Dollar .... CITI Sell 4,503,000 3,297,061 9/21/22 — (83,747)
Indonesian Rupiah .. SCNY Buy 147,000,000,000 10,193,468 9/22/22 — (23,714)
Chilean Peso ...... GSCO Buy 71,940,000 85,176 3/07/23 1,102 —
Total Forward Exchange Contracts ................................................... $9,769,209 $(14,351,525)
Net unrealized appreciation (depreciation) ............................................ $(4,582,316)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 7.075% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/24 20,057,000 BRL $ (308,656) $ — $ (308,656)
Receive Fixed 7.565% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/25 8,093,521 BRL (143,770) — (143,770)
Receive Fixed 7.62% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/25 7,983,000 BRL (138,286) — (138,286)
Receive Fixed 7.62% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/25 7,486,434 BRL (131,057) — (131,057)
Receive Fixed 7.625% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/25 9,180,972 BRL (159,742) — (159,742)
Receive Fixed 8.13% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/25 40,813,571 BRL (590,659) — (590,659)
Receive Fixed 8.13% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/04/27 30,914,651 BRL (756,194) — (756,194)
Receive Fixed 8.19% .. At Maturity

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 17.
Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount* Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Pay Floating 1-day BRL
CDI .............. At Maturity 1/04/27 900,000 BRL $ (20,562) $ — $ (20,562)
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 1.762% ... Annual 3/15/27 25,800,000 563,239 — 563,239
Receive Fixed 8.37% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 1,443,981 BRL (46,979) — (46,979)
Receive Fixed 8.405% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 2,006,000 BRL (64,258) — (64,258)
Receive Fixed 8.45% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 1,795,371 BRL (56,582) — (56,582)
Receive Fixed 8.485% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 955,784 BRL (29,755) — (29,755)
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 1.811% ... Annual 3/15/32 13,200,000 349,050 — 349,050
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.176% ... Annual 3/28/32 650,000 (1,860) — (1,860)
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.257% ... Annual 3/30/32 650,000 (8,478) — (8,478)
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.253% ... Annual 3/31/32 640,000 (6,199) — (6,199)
Total Interest Rate Swap Contracts ............................... $(1,550,748) $ — $(1,550,748)
*
In U.S. dollars unless otherwise indicated.

Templeton Emerging Markets Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Templeton Emerging Markets Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Templeton Emerging Markets Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Derivative Financial Instruments
The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties.
These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/
or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the
ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
At March 31, 2022, the fund received $ 3,520,858 in U.S. Treasury Bills, Bonds and Notes as collateral for derivatives.
2. Financial Instrument Valuation
(continued)

Templeton Emerging Markets Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.
4. Concentration of Risk
Investments in issuers domiciled or with significant operations in developing or emerging market countries may be subject to higher risks than investments in developed countries. These risks include fluctuating currency values, underdeveloped legal or business systems, and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Currencies of developing or emerging market countries may be subject to significantly greater risks than currencies of developed countries, including the potential inability to repatriate those currencies into U.S. dollars.
At March 31, 2022, the Fund had 1.0% of its net assets denominated in Argentine Pesos. Argentina has restricted currency repatriation since September 2019, and had restructured certain issues of its debt. Political and economic conditions in
Argentina could continue to affect the value of the Fund's holdings.
5. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
6. Restricted securities
At March 31, 2022 , investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933, were as follows:
Principal
Amount /
Shares Issuer
Acquisition
Date Cost Value
Templeton Emerging Markets Income Fund
93,760,463
a
K2016470219 South Africa Ltd., A ............... 5/10/11 - 2/01/17 $ 538,947 $ —
161,018,517
a
K2016470219 South Africa Ltd., B ............... 5/10/11 - 2/01/17 119,550 —
2,359,882
a
Platinum Group Metals Ltd. , (CAD Traded) ......... 6/28/17 4,000,000 4,653,708
12,070,080
Reventazon Finance Trust, Senior Secured Bond, 144A,
8%, 11/15/33 .............................. 12/18/13 12,070,080 13,142,754
Total Restricted Securities (Value is 5.1% of Net Assets) .............. $16,728,577 $17,796,462
3. Derivative Financial Instruments
(continued)

Templeton Emerging Markets Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
7. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended March 31,
2022, the Fund held investments in affiliated management investment companies as follows:
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2022, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
a
The Fund also invests in unrestricted securities of the issuer, valued at $1,096,639 as of March 31, 2022.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Emerging Markets Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $ 59,211,087 $ 96,210,462 $ (115,656,095) $ — $ — $ 39,765,454 39,765,454 $ 882
Total Affiliated Securities ... $59,211,087 $96,210,462 $(115,656,095) $— $— $39,765,454 $882
6. Restricted securities
(continued)

Templeton Emerging Markets Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant
Level 3 financial instruments at the beginning and/or end of the period. The reconciliation for the three months ended March
31, 2022, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Income Fund
Assets:
Investments in Securities:
Common Stocks :
South Africa .......................... $ 1,096,640 $ — $ 4,653,708
a
$ 5,750,348
Warrants .............................. — — —
a
—
Convertible Bonds ....................... — 423,103 — 423,103
Corporate Bonds :
Bermuda ............................ — 315,064 — 315,064
Costa Rica ........................... — — 13,142,754 13,142,754
South Africa .......................... — — —
a
—
Foreign Government and Agency Securities .... — 300,074,888 — 300,074,888
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 72,845,418 12,875,256 — 85,720,674
Total Investments in Securities ........... $73,942,058 $313,688,311 $17,796,462 $405,426,831
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 9,769,209 $ — $ 9,769,209
Restricted Currency (ARS) ................. — 33,316 — 33,316
Swap contracts ......................... — 912,289 — 912,289
Total Other Financial Instruments ......... $— $10,714,814 $— $10,714,814
Receivables:
Interest (ARS) ........................... $— $132,294 $— $132,294
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 14,351,525 $ — $ 14,351,525
Swap contracts .......................... — 2,463,037 — 2,463,037
Total Other Financial Instruments ......... $— $16,814,562 $— $16,814,562
Payables:
Deferred Tax (ARS) ....................... $— $1,303 $— $1,303
a
Includes securities determined to have no value at March 31, 2022.
8. Fair Value Measurements
(continued)

Templeton Emerging Markets Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of March 31, 2022, are as follows:
Balance at
Beginning of
Period Purchases
a
Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Templeton Emerging Markets Income Fund
Assets:
Investments in Securities:
Common Stocks :
South Africa .. $ —
b
$ 4,000,000 $ — $ — $ — $ — $ — $ 653,708 $ 4,653,708
b
$ 653,708
Warrants :
Mexico ...... —
b
— — — — — — — —
b
—
Corporate Bonds :
Costa Rica ... 12,959,305 — — — — — — 183,449 13,142,754 183,449
South Africa .. —
b
—
b
— — — — — — —
b
—
Escrows and
Litigation Trusts —
b
— — — — — — — —
b
—
Total Investments in
Securities ....... $12,959,305 $4,000,000 $— $— $— $— $— $837,157 $17,796,462 $837,157
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Includes securities determined to have no value.
Description
Fair Value at
End of Period
Valuation
Technique
Unobservable
Inputs Amount
Impact to Fair
Value if Input
Increases
a
Templeton Emerging Markets Income Fund
Assets:
Investments in Securities:
Common Stocks:
South Africa
.....
$4,653,708 Market
comparables
Discount
for lack of
marketability
8.7% Decrease
b
Corporate Bonds:
Costa Rica
.....
$13,142,754 Discounted cash
flow
Discount rate
c
6.3% Decrease
d
All Other
...........
—
e
Total
..................
$17,796,462
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b
Represents a significant impact to fair value but not net assets.
c
The discount rate is comprised of the risk-free rate, the 10-year Costa Rican CDS curve, and an incremental credit spread that combines with the first two components to arrive at an 8% yield on issue date for an 8% coupon bond issued at par.
d
Represents a significant impact to fair value and net assets.
e
Includes securities determined to have no value at March 31, 2022.
8. Fair Value Measurements
(continued)

Templeton Emerging Markets Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Schedule of Investments and determined that no events have occurred that require disclosure.

Templeton Emerging Markets Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Counterparty
BOFA
Bank of America Corp.
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SCNY
Standard Chartered Bank
Cu r rency
ARS
Argentine Peso
BRL
Brazilian Real
CAD
Canadian Dollar
COP
Colombian Peso
EUR
Euro
GHS
Ghanaian Cedi
IDR
Indonesian Rupiah
KRW
South Korean Won
PEN
Peruvian Nuevo Sol
THB
Thai Baht
USD
United States Dollar
UZS
Uzbekistani Som
ZMW
Zambian Kwacha
Selected Portfolio
PIK Payment-In-Kind
SOFR Secured Overnight Financing Rate
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.